As filed with the Securities and Exchange Commission on September 23, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08428

The Tocqueville Alexis Trust
(Exact name of registrant as specified in charter)

The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Colin C. Ferenbach
The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

(212) 953-2322
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments

July 31, 2005

The Tocqueville Alexis Fund (Unaudited)

Number
of Shares		Value
	COMMON STOCKS 92.01%
	Banks 16.48%
30,000	East West Bancorp, Inc.	$1,035,000
125,000	Hang Seng Bank Ltd. - ADR (HK)	1,728,425
28,225	HSBC Holdings PLC - ADR (UK)	2,285,943
17,500	M&T Bank Corp.	1,898,925
35,000	Marshall & Isley Corp.	1,607,200
40,000	Mercantile Bankshares Corp.	2,225,600
15,000	SunTrust Banks Inc.	1,090,800
50,000	U.S. Bancorp.	1,503,000
25,000	Zions Bancorp.	1,787,000
		15,161,893
	Beverages 1.55%
50,000	Koninklijke Grolsch N.V. - (NETH)	1,427,359
	Building & Housing 1.84%
50,000	Masco Corp.	1,695,500
	Consumer Non-Durables 2.01%
35,000	Colgate-Palmolive Co.	1,852,900
	Diversified Manufacturing 2.85%
35,000	3M Co.	2,625,000
	Drug & Hospital Supplies 10.38%
40,000	Johnson & Johnson	2,558,400
30,000	Medtronic, Inc.	1,618,200
40,000	Novartis AG - ADR (CH)	1,948,400
70,000	Pfizer, Inc.	1,855,000
30,000	Sepracor, Inc. *	1,570,500
		9,550,500
	Food Services 1.57%
40,000	Sysco Corp.	1,442,400
	Furnishings & Appliances 1.65%
60,000	Leggett & Platt, Inc.	1,517,400
	Healthcare 2.27%
40,000	United Health Group, Inc.	2,092,000
	Information Technology 15.04%
40,000	Automatic Data Processing, Inc.	1,776,400
100,000	Cisco Systems, Inc. *	1,915,000
55,000	Dell, Inc. *	2,225,850
200,000	EMC, Corp. *	2,738,000
70,000	Intel Corp.	1,899,800
60,000	Molex, Inc.	1,694,400
100,000	Nokia OYJ - ADR (FI)	1,595,000
		13,844,450
	Insurance 6.23%
30,000	American International Group, Inc.	1,806,000
60,000	Hannover Rueckverscherung AG - (GER)	2,269,229
50,000	Willis Group - (UK)	1,658,000
		5,733,229
	Office Supplies & Forms 2.46%
40,000	Avery Dennison Corp.	2,266,800
	Oil - Domestic / International 5.78%
21,880	Devon Energy Corp.	1,227,249
30,000	Murphy Oil Corp.	1,591,200
20,000	Total SA - ADR (FR)	2,500,000
		5,318,449

Number
of Shares		Value
	Common Stocks 92.01% (cont'd)
	Paper & Forest Products 2.25%
30,000	Weyerhaeuser Co.	$2,069,400
	Printing 2.19%
25,000	Getty Images, Inc. *	2,018,750
	Publishing 3.60%
40,000	Dow Jones & Co., Inc.	1,501,200
42,200	John Wiley & Sons, Inc. - Class A	1,808,270
		3,309,470
	Real Estate Investment Trust 4.00%
80,000	General Growth Properties, Inc.	3,678,400
	Retailing 6.23%
60,000	99 Cents Only Stores *	736,200
75,000	Borders Group, Inc.	1,860,750
35,000	Carrefour SA - (FR)	1,652,100
30,000	Wal-Mart Stores, Inc.	1,480,500
		5,729,550
	Telecommunications 1.55%
130,000	Andrew Corp. *	1,428,700
	Transportation 2.08%
75,000	TNT NV ADR - (NETH)	1,910,250

	Total Common Stocks (Cost $63,239,448)	84,672,400
Number
of Shares or
Principal
Amount		Value
	TREASURY BOND 3.99%
2,000,000	UK Treasury Bond 7.50%, 12/07/2006	3,667,366
	(Cost $3,628,471)	3,667,366
	SHORT-TERM INVESTMENTS 2.34%
	Money Market Funds 2.34%
2,152,150	Fidelity Institutional Money Market Portfolio	2,152,150
	Total Short Term Investments (Cost $2,152,150)	2,152,150
	TOTAL INVESTMENTS (Cost $69,020,069) 98.34%	90,491,916
	Other Assets in Excess of Liabilities 1.66%	1,529,955
	TOTAL NET ASSETS 100.00%	$92,021,871

Country Abbreviations:
(CH) - Switzerland
(FI) - Finland
(FR) - France
(GER) - Germany
(HK) - Hong Kong
(NETH) - Netherlands
(UK) - United Kingdom

*	Non-income producing security
ADR	American Depository Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Alexis Trust

By (Signature and Title)  /s/ Colin C. Ferenbach
Colin C. Ferenbach, President

Date   9/21/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Colin C. Ferenbach
Colin C. Ferenbach, President

Date   9/21/05

By (Signature and Title)* /s/ John P. Cassidy
John P. Cassidy, Treasurer

Date   9/21/05

* Print the name and title of each signing officer under his or her signature.